Expense Example, No Redemption - Winton Managed Futures Trend Fund - Winton Managed Futures Trend Fund Class A	Oct. 26, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 269
Expense Example, No Redemption, 3 Years	805
Expense Example, No Redemption, 5 Years	1,467
Expense Example, No Redemption, 10 Years	$ 3,241